Schedule of pre tax rates (Details)	12 Months Ended
Dec. 31, 2021 shares
Discounted cash flow [member]
IfrsStatementLineItems [Line Items]
Assumptions, 2022	4.13%
Assumptions, 2023	3.12%
Assumptions, 2024	3.12%
Assumptions, 2025	2.99%
Assumptions, 2026	3.06%
Exchange rate, 2022	5.45
Exchange rate, 2023	5.45
Exchange rate, 2024	5.45
Exchange rate, 2025	5.45
Exchange rate, 2026	5.45
Discounted Cash Flow 1 [Member]
IfrsStatementLineItems [Line Items]
Assumptions, 2022	2.40%
Assumptions, 2023	2.17%
Assumptions, 2024	2.01%
Assumptions, 2025	2.01%
Assumptions, 2026	2.05%